Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2020

VIPF2020-QTLY-0520
1.830298.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	823,002	$26,517,116
VIP Equity-Income Portfolio Initial Class (a)	1,579,945	27,965,035
VIP Growth & Income Portfolio Initial Class (a)	1,978,525	31,893,819
VIP Growth Portfolio Initial Class (a)	431,784	27,111,708
VIP Mid Cap Portfolio Initial Class (a)	337,975	7,803,841
VIP Value Portfolio Initial Class (a)	2,048,149	20,542,938
VIP Value Strategies Portfolio Initial Class (a)	1,223,759	10,071,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $116,369,186)		151,905,990

International Equity Funds - 25.6%
VIP Emerging Markets Portfolio Initial Class (a)	6,960,545	62,992,930
VIP Overseas Portfolio Initial Class (a)	5,705,042	105,315,073
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $159,506,581)		168,308,003

Bond Funds - 39.6%
Fidelity Inflation-Protected Bond Index Fund (a)	4,451,073	45,668,005
Fidelity Long-Term Treasury Bond Index Fund (a)	889,274	15,242,157
VIP High Income Portfolio Initial Class (a)	2,893,115	13,452,984
VIP Investment Grade Bond Portfolio Initial Class (a)	14,143,945	185,992,871
TOTAL BOND FUNDS
(Cost $250,085,314)		260,356,017

Short-Term Funds - 11.7%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $77,313,145)	77,313,145	77,313,145
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $603,274,226)		657,883,155
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106,207)
NET ASSETS - 100%		$657,776,948

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$52,304,443	$1,461,431	$9,100,638	$47,409	$241,097	$761,672	$45,668,005
Fidelity Long-Term Treasury Bond Index Fund	19,040,701	858,988	8,339,355	109,370	1,427,444	2,254,379	15,242,157
VIP Contrafund Portfolio Initial Class	34,492,277	1,847,042	5,646,179	206,769	1,474,418	(5,650,442)	26,517,116
VIP Emerging Markets Portfolio Initial Class	73,323,118	15,858,257	3,299,988	6,546,596	(264,682)	(22,623,775)	62,992,930
VIP Equity-Income Portfolio Initial Class	36,430,507	5,332,669	4,295,649	1,672,444	(326,113)	(9,176,379)	27,965,035
VIP Government Money Market Portfolio Initial Class 0.26%	64,501,175	22,174,521	9,362,551	199,425	--	--	77,313,145
VIP Growth & Income Portfolio Initial Class	41,535,914	6,859,938	4,623,231	2,138,003	(465,923)	(11,412,879)	31,893,819
VIP Growth Portfolio Initial Class	35,253,337	4,698,359	5,547,614	3,097,033	857,509	(8,149,883)	27,111,708
VIP High Income Portfolio Initial Class	15,132,475	1,668,723	1,112,202	115,052	(54,255)	(2,181,757)	13,452,984
VIP Investment Grade Bond Portfolio Initial Class	210,474,015	10,074,973	34,468,810	937,175	(333,269)	245,962	185,992,871
VIP Mid Cap Portfolio Initial Class	10,117,078	1,609,563	901,176	16,588	(59,946)	(2,961,678)	7,803,841
VIP Overseas Portfolio Initial Class	121,255,989	18,038,771	8,847,204	549,195	(757,235)	(24,375,248)	105,315,073
VIP Value Portfolio Initial Class	26,763,797	6,335,776	2,132,776	1,070,314	(316,485)	(10,107,374)	20,542,938
VIP Value Strategies Portfolio Initial Class	13,114,930	3,382,917	1,023,046	687,374	(170,969)	(5,232,299)	10,071,533
	753,739,756	100,201,928	98,700,419	17,392,747	1,251,591	(98,609,701)	657,883,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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